Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment at December 31 were as follows:

	Range of Useful Lives	2012	2011
	(in years)	(In Thousands)

Land	-	$1,250	$1,250
Buildings and improvements	7 - 39	9,474	8,992
Furniture, equipment and software	3 - 20	5,669	4,957

		16,393	15,199
Accumulated depreciation		(8,277)	(7,738)

Premises and equipment, net		$8,116	$7,461